Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Compensation of Key Management Personnel	A summary of compensation of key management personnel is as follows.

For the years ended December 31,	2021	2020
Short-term employee benefits	$65	$69
Post-employment benefits	5	5
Share-based payments	57	57
Termination benefits	–	–
Other long-term benefits	2	3
Total	$129	$134